Condensed Balance Sheet - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 7,569,822	$ 63,496	$ 61,794
Prepaid expenses	286,207	55,435	29,956
TOTAL CURRENT ASSETS	7,856,029	118,931	91,750
PROPERTY AND EQUIPMENT
Machinery and equipment	37,225	37,225	37,225
Less accumulated depreciation	(32,695)	(32,023)	(30,681)
NET PROPERTY AND EQUIPMENT	4,530	5,202	6,544
OTHER ASSETS
Patents, net of amortization of $15,112 and $12,090, respectively	28,713	30,224	33,246
Deposit	770	770	770
TOTAL OTHER ASSETS	29,483	30,994	34,016
TOTAL ASSETS	7,890,042	155,127	132,310
CURRENT LIABILITIES
Accounts payable	530		58
Accrued expenses	9,647	991,716	830,425
Derivative liability	73,395	148,590,100	8,919,202
Convertible promissory notes net of debt discount of $219,850 and $254,896, respectively	100,111	1,069,974	390,987
TOTAL CURRENT LIABILITIES	183,683	150,651,790	10,140,672
LONG TERM LIABILITIES
Convertible promissory notes net of debt discount of $56,135 and $801, respectively		1,418,225	2,207,349
TOTAL LONG TERM LIABILITIES		1,418,225	2,207,349
TOTAL LIABILITIES	183,683	152,070,015	12,348,021
SHAREHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 10,000,000 authorized shares, none issued and outstanding	3
Common stock, $0.0001 par value; 3,000,000,000 authorized shares 456,198,529 and 133,912,520 shares issued and outstanding, respectively	68,549	45,620	13,391
Preferred treasury stock, 1000 and 0 shares outstanding, respectively
Additional paid in capital	131,582,079	13,114,993	12,301,739
Accumulated deficit	(123,944,272)	(165,075,501)	(24,530,841)
TOTAL SHAREHOLDERS’ DECIFIT	7,706,359	(151,914,888)	(12,215,711)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 7,890,042	$ 155,127	$ 132,310